Share Capital and Other Components of Equity - Additional Information (Details)		3 Months Ended			12 Months Ended
	Feb. 17, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Vote VotingRight $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 13, 2021 shares	Dec. 31, 2018 shares
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued | shares							81,450,326	81,450,326		86,397,588
Proceeds from the issuance of common shares, net of expenses					$ 425,350,000
Common Shares
Share Capital And Other Components Of Equity [Line Items]
Common stock voting rights (vote per share) | Vote					1
Number of shares issued | shares		93,397,985			93,397,985	93,397,985	81,450,326	81,450,326		86,397,588
Excess of purchase price charged to retained earnings as share repurchase premium					$ 26,000,000		$ 152,800,000
Quarterly dividends declared per share | (per share)					$ 0.80	$ 1.07	$ 0.74	$ 0.98
Dividend payables		$ 72,700,000			$ 72,700,000	$ 72,700,000	$ 61,600,000	$ 61,600,000
Dividend payable of record date					Mar. 31, 2021
Dividend payable date					Apr. 15, 2021
Common Shares | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Number of shares repurchased and cancelled | shares		0
Number of shares repurchased | shares					1,542,155		6,409,446
Weighted average price per share repurchased common shares | (per share)					$ 24.64	$ 34.13	$ 30.03	$ 39.89
Total purchase price of common shares					$ 38,000,000		$ 192,500,000
Common Shares | Events After Reporting Period
Share Capital And Other Components Of Equity [Line Items]
Quarterly dividends declared per share | $ / shares	$ 0.23
Dividend payables	$ 21,500,000
Common Shares | Events After Reporting Period | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Authorized to repurchase for cancellation of shares | shares									7,000,000
Common Shares | Initial Public Offering (IPO)
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued | shares				6,900,000
Shares issued, price per share | $ / shares				$ 33.35
Proceeds from the issuance of common shares, net of expenses				$ 230,115,000
Share issuance costs				13,200,000
Share issuance costs, recorded				12,600,000
Share issuance costs, recognized				$ 600,000
Common Shares | Common Share Offering
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued | shares			5,060,000
Shares issued, price per share | $ / shares			$ 43.25
Proceeds from the issuance of common shares, net of expenses			$ 218,845,000
Share issuance costs			11,000,000
Share issuance costs, recorded			$ 11,000,000
Preference Shares
Share Capital And Other Components Of Equity [Line Items]
Number of voting rights | VotingRight					0
Number of shares issued | shares		0			0	0
Number of shares outstanding | shares		0			0	0